SHARE-BASED COMPENSATION - Disclosure of share based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 4,152	$ 5,762
Share options - amortization [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	2,693	2,142
Performance share units - amortization [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	2,226	1,151
Change in fair value of deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ (767)	$ 2,469